Parent Company Only Condensed Financial Statements	12 Months Ended
Dec. 31, 2010
Parent Company Only Condensed Financial Statements [Abstract]
Parent Company Only Condensed Financial Statements

19. Parent Company Only Condensed Financial Statements

Under the terms of agreements governing the indebtedness of Clearwire Communications, a subsidiary of Clearwire, such subsidiary is significantly restricted from making dividend payments, loans or advances to Clearwire. The restrictions have resulted in the restricted net assets (as defined in Securities and Exchange Commission Rule 4-08(e)(3) of Regulation S-X) of Clearwire’s subsidiary exceeding 25% of the consolidated net assets of Clearwire and its subsidiaries.

The following condensed parent-only financial statements of Clearwire account for the investment in Clearwire Communications under the equity method of accounting. The financial statements should be read in conjunction with the consolidated financial statements of Clearwire and subsidiaries and notes thereto. As described in Note 1, Description of Business, Clearwire was formed on November 28, 2008 and therefore, the condensed statement of operation and the condensed statement of cash flow for 2008 only included activity from November 29, 2008 to December 31, 2008.

CLEARWIRE CORPORATION

CONDENSED BALANCE SHEETS

	December 31, 2010	December 31, 2009
	(In thousands)
ASSETS
Cash and cash equivalent	$11	$—
Other assets	3,321	4,577
Investments in equity method investees	1,552,932	1,597,585

Total assets	$1,556,264	$1,602,162

LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	$1,552	$11,183
Stockholders’ equity	1,554,712	1,590,979

Total liabilities and stockholders’ equity	$1,556,264	$1,602,162

CLEARWIRE CORPORATION

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31, 2010	Year Ended December 31, 2009	Period From November 29, 2008 to December 31, 2008
	(In thousands)
Revenues	$—	$—	$—
Operating expenses	7,283	6,390	312

Operating loss	(7,283)	(6,390)	(312)
Other income (expense):
Loss from equity investees	(496,875)	(319,199)	(29,621)
Other income	16,784	7	—

Total other expense, net	(480,091)	(319,192)	(29,621)

Net loss	$(487,374)	$(325,582)	$(29,933)

CLEARWIRE CORPORATION

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2010	Year Ended December 31, 2009	Period From November 29, 2008 to December 31, 2008
	(In thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(487,374)	$(325,582)	$(29,933)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from equity investees	496,875	319,199	29,621
Changes in assets and liabilities, net:
Prepaids and other assets	1,256	(3,980)	150
Other liabilities	(10,469)	543	162

Net cash provided (used) in operating activities	288	(9,820)	—
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in equity investees	(304,015)	(12,196)	(500,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net advances from Clearwire Communications	—	9,820	—
Proceeds from issuance of common stock	303,738	12,196	500,000

Net cash provided by financing activities	303,738	22,016	500,000

Net increase in cash and cash equivalents	11	—	—
Cash and cash equivalents:
Beginning of period	—	—	—

End of period	$11	$—	$—